WARRANTS (Schedule of Outstanding Warrants) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2009	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
No. of unerlying shares	80,000,000		40,000,000
Price per share	0.125
Total fair value		$ 15,566,332		$ 677,332
Expected lives	5 years
Original Warrant Percentage Transferred		50.00%
Game licenses [Member]
Class of Warrant or Right [Line Items]
Total fair value		14,889,000
Fit Run Limited [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares			40,000,000
Tranch 1 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		120,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0372
Total fair value		4,470,000
Expected lives		1 year
Tranch 2 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		40,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0681
Total fair value		2,723,000
Expected lives		4 years
Tranch 3 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		40,000,000
Price per share		0.1485
Fair value per warrant		$ 0.0837
Total fair value		3,346,000
Expected lives		5 years
Tranch 4 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		40,000,000
Price per share		0.1985
Fair value per warrant		$ 0.0537
Total fair value		2,148,000
Expected lives		1 year 9 months 18 days
Tranch 5 [Member]
Class of Warrant or Right [Line Items]
No. of unerlying shares		40,000,000
Price per share		0.1750
Fair value per warrant		$ 0.0550
Total fair value		$ 2,202,000
Expected lives		2 years 1 month 6 days